SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of completed year of service	1 year
Number of completed age of employee	21 years
Additional shares under new ESOP plan	187,000
New loan amount	$ 1,500,000
Repayment of loan	1,400,000	1,900,000
Expense related to the ESOP	380,000	381,000	307,000
Fair value of the unearned ESOP	1,700,000	1,900,000
Number of shares nonvested	11,562	17,317	20,840
Non-vested weighted average grant date fair value	$ 3.24	$ 3.29	$ 4.00
Cash deposit with other institutions	10,100,000
Management Recognition Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares awarded board of directors, management and certain employees	166,608
Vesting period of options granted	5 years
Expense recognized under the MRP	$ 37,000	$ 36,000	$ 34,000
Shares were awarded under the Corporation's MRP		2,550	3,214
Weighted average grant price		$ 11.02	$ 11.02
Number of shares vested	2,767
Average vesting price	$ 11.28
Number of shares nonvested	5,643	8,411
Non-vested weighted average grant date fair value	$ 9.44	$ 13.50
Exchange ratio after adjustment in shares under plan	0.857%